Unaudited Interim Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Profit/(Loss) for the period		€ (65,173)	€ 24,740
Gain from sale of Priority Review Voucher, net		0	(90,833)
Adjustments to reconcile profit/(loss) for the period to cash generated from/(used in) operations		36,111	25,672
Changes in non-current operating assets and liabilities		1,167	311
Changes in working capital		1,577	(35,075)
Cash used in operations		(26,317)	(75,186)
Income tax paid		(2,070)	(1,558)
NET CASH GENERATED FROM/(USED IN) OPERATING ACTIVITIES		(28,386)	(76,744)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment		(3,335)	(10,006)
Proceeds from sale of property, plant and equipment		78	165
Purchases of intangible assets		(61)	(10,079)
Proceeds from sale of Priority Review Voucher		0	90,833
Interest received		1,873	1,316
NET CASH GENERATED FROM/(USED IN) INVESTING ACTIVITIES		(1,445)	72,228
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds/(payments) from issuance of common stock, net of costs of equity transactions		26,248	57,460
Proceeds from borrowings, net of transaction costs		0	(944)
Repayment of borrowings		(1,419)	(3,723)
Payment of lease liabilities		(2,040)	(2,788)
Interest paid	[1]	(14,046)	(14,733)
NET CASH GENERATED FROM FROM/(USED IN) FINANCING ACTIVITIES		8,743	35,272
NET CHANGE IN CASH AND CASH EQUIVALENTS		(21,089)	30,757
Cash and cash equivalents at beginning of the year		168,271	126,080
Exchange gains/(losses) on cash		(3,719)	(502)
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD		€ 143,462	€ 156,335

[1]	(1) Cash flows relating to the interest on the lease liabilities amounted to €0.6 million as at September 30, 2025 (September 30, 2024: €0.6 million)